The Group's business and general information	12 Months Ended
Jun. 30, 2018
Groups Business And General Information
The Group's business and general information
1.	The Group’s business and general information

IRSA was founded in 1943, and it is engaged in a diversified range of real estate activities in Argentina since 1991. IRSA and its subsidiaries are collectively referred to hereinafter as “the Group”. Cresud is our direct parent company and IFIS Limited our ultimate parent company.

These Consolidated Financial Statements have been approved for issue by the Board of Directors on September 4, 2018.

The Group has established two Operations Centers, Argentina and Israel, to manage its global business, mainly through the following companies:

(i)	Corresponds to Group’s associates, which are hence excluded from consolidation.
(ii)	The results are included in discontinued operations, due to the loss of control in June 2018 (Note 4.G.)
(iii)	Disclosed as financial assets held for sale.
(iv)	Assets and liabilities are disclosed as held for sale and the results as discontinued operations.
(v)	See Note 4 for more information about the change within the Operations Center in Israel.

Operations Center in Argentina

The activities of the Operations Center in Argentina are mainly developed through IRSA and its principal subsidiary, IRSA CP. Through IRSA and IRSA CP, the Group owns, manages and develops 16 shopping malls across Argentina, a portfolio of offices and other rental properties in the Autonomous City of Buenos Aires, and it entered the United States of America (“USA”) real estate market in 2009, mainly through the acquisition of non-controlling interests in office buildings and hotels. Through IRSA or IRSA CP, the Group also develops residential properties for sale. The Group, through IRSA, is also involved in the operation of branded hotels. The Group uses the term “real estate” indistinctively in these Consolidated Financial Statements to denote investment, development and/or trading properties activities. IRSA CP's shares are listed and traded on both the BASE (BYMA: IRCP) and the NASDAQ (NASDAQ: IRCP). IRSA's shares are listed on the BASE (Merval: IRSA) and the NYSE (NYSE: IRSA).

The activities of the Group’s “Others” segment is carried out mainly through BHSA, where IRSA holds, directly or indirectly, a 29.91% interest (considering treasury shares). BHSA is a commercial bank offering a wide variety of banking activities and related financial services to individuals, small and medium-sized companies and large corporations, including the provision of mortgaged loans. BHSA's shares are listed on the BASE (BYMA: BHIP). Besides that, the Group has a 43.93% indirect equity interest in Tarshop, whose main activities are credit card and loan origination transactions.

Operations Center in Israel

The activities of the Operations Center in Israel are mainly developed through the subsidiaries, IDBD and DIC, whose activities correspond to one of the Israeli largest and most diversified conglomerates, which are involved, through its subsidiaries and other investments, in several markets and industries, including real estate, supermarkets, insurance, telecommunications, etc.; controlling or holding an equity interest in companies such as Clal (Insurance), Cellcom (Telecommunications), Shufersal (Supermarkets), PBC (Real Estate), among others. IDBD is listed in the TASE as a “Debentures Company” in accordance with Israeli law, since some series of bonds are traded in that Exchange.

It should be noted that the financial position of IDBD, DIC and its subsidiaries at the Operations Center in Israel does not affect the financial position of IRSA and subsidiaries at the Operations Center in Argentina.

In addition, the commitments and other covenants resulting from IDBD and DIC’s financial debt do not have impact on IRSA since such indebtedness has no recourse against IRSA and it is not guaranteed by IRSA’s assets.